Submission	Sep. 03, 2026
Submission [Line Items]
Central Index Key	0000730272
Registrant Name	REPLIGEN CORP
Registration File Number	333-298546
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES